Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings
Schedule of borrowings

	December 31, 2017	June 30, 2018
Amounts due within one year	119,764	90,014
Less: unamortized deferred loan issuance costs	(5,194)	(5,053)

Borrowings – current portion	114,570	84,961

Amounts due after one year	1,202,823	1,112,816
Less: unamortized deferred loan issuance costs	(16,828)	(13,334)

Borrowings – non-current portion	1,185,995	1,099,482

Total	1,300,565	1,184,443